Average Annual Total Returns (Vanguard Intermediate-Term Bond Index Fund Participant)	Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Bond Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Barclays U.S. 5-10 Year Gov Credit Float Adjusted Index Vanguard Intermediate-Term Bond Index Fund Vanguard Intermediate-Term Bond Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.85%	6.91%	6.91%	6.91%
Five Years	5.92%	6.07%	6.08%	6.08%
Ten Years	5.45%	5.50%	none	5.50%